COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands	Dec. 31, 2018 USD ($) $ / oz oz	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Restricted cash	$ 6,545	$ 6,505
Net smelter return royalty, amount exempt | oz	200,000
Wassa
Disclosure of subsidiaries [line items]
Assets to which significant restrictions apply	$ 9,600
Restricted cash	$ 3,500
Mineral revenue, royalties	5.00%
Prestea
Disclosure of subsidiaries [line items]
Assets to which significant restrictions apply	$ 8,100
Restricted cash	$ 3,000
Mineral revenue, royalties	5.00%
Minimum
Disclosure of subsidiaries [line items]
Net smelter return royalty, percentage	2.00%
Net smelter return royalty, threshold per ounce | $ / oz	300
Maximum
Disclosure of subsidiaries [line items]
Net smelter return royalty, percentage	3.50%
Net smelter return royalty, threshold per ounce | $ / oz	400